UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund:  BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 93.3%
Corporate — 0.5%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,858,933
County/City/Special District/School District — 29.1%
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,250	2,758,545
City & County of San Francisco California, COP, AMT, Port Facilities Project, Series C, 5.25%, 3/01/32	1,050	1,197,315
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,317,180
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, (BHAC), 5.00%, 10/01/15 (a)	5,000	5,099,200
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,802,900
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/34	9,045	10,407,448
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,755	3,341,953
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/37	2,705	3,104,258
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	2,500	3,078,250
Grossmont Union High School District, GO, Election of 2008, Series C, 5.50%, 8/01/33	1,880	2,166,888
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	6,659,747
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,075	2,359,420
Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series 2013 A, 5.00%, 8/01/34	$4,500	$5,188,950
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	8,140	9,307,195
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/34	7,490	8,519,575
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	10,461,739
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,260,780
5.63%, 8/01/39	4,500	5,104,575
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,579,000
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	7,000	7,054,460
San Jose California Financing Authority, Series A, LRB, Convention Center Expansion & Renovation Project:
5.75%, 5/01/36	2,570	2,691,253
5.75%, 5/01/42	4,500	5,351,085
San Jose California Financing Authority, Refunding LRB:
Civic Center Project, 5.00%, 6/01/32	3,375	3,845,981
Convention Center Expansion & Renovation Project, 5.00%, 6/01/39	8,300	9,294,008
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	7,379,816
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,000	3,584,430
San Ramon Valley Unified School District, GO, Election of 2012, 4.00%, 8/01/40	1,665	1,707,224
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,600	6,491,464

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 8/01/41	$7,680	$9,318,912
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	6,140	7,094,647
Election of 2010, Series B, 5.50%, 8/01/39	3,000	3,487,380
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,906,150

		161,921,728
Education — 6.2%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,198,250
California State University, Refunding RB, Series C (NPFGC), 5.00%, 11/01/15 (a)	14,000	14,337,540
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,535,994
5.75%, 8/01/35	8,400	9,959,376
University of California, RB, 5.25%, 5/15/36	3,680	4,334,599

		34,365,759
Health — 11.0%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series A, 6.00%, 8/01/30	1,500	1,822,425
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	11,176,300
Providence Health Services, Series B, 5.50%, 10/01/39	4,105	4,728,549
Sutter Health, Series A, 5.25%, 11/15/46	6,970	7,353,141
Sutter Health, Series B, 6.00%, 8/15/42	7,715	9,215,799
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A:
6.00%, 7/01/34	2,310	2,669,783
6.00%, 7/01/39	5,500	6,347,110
Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series B, 5.25%, 3/01/45	$6,000	$6,180,000
Sutter Health, Series A, 6.00%, 8/15/42	4,600	5,494,838
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/31	865	946,362
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	2,850	3,170,283
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,935,115

		61,039,705
State — 7.6%
State of California, GO, Various Purposes:
6.00%, 3/01/33	5,500	6,596,205
6.00%, 4/01/38	17,180	20,104,723
6.00%, 11/01/39	3,510	4,193,537
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,389,540
Various Capital Projects, Series I, 5.50%, 11/01/33	2,575	3,082,945
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/29	3,365	4,083,798

		42,450,748
Tobacco — 2.3%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/40	11,480	12,706,064
Transportation — 16.1%
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	9,650	11,309,124
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	860	864,068

2	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City & County of San Francisco California Airports Commission, ARB (concluded):
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	$985	$989,511
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/24	5,000	5,583,300
2nd Series 34E (AGM), 5.75%, 5/01/25	3,500	3,895,255
2nd Series A, 5.25%, 5/01/33	1,435	1,629,328
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Sub-Series B, 5.00%, 5/15/40	2,500	2,799,650
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.25%, 5/15/29	4,760	5,472,191
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,649,732
County of Orange California, ARB, Series B, 5.75%, 7/01/34	5,000	5,497,000
County of Sacramento California, ARB:
Senior Series B, AMT (AGM), 5.25%, 7/01/33	7,000	7,696,290
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	5,555	6,280,261
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	4,500	5,265,360
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 7/01/40	6,350	7,018,655
Los Angeles County Metropolitan Transportation Authority, RB, (AMBAC):
5.00%, 7/01/15 (a)	9,050	9,124,029
5.00%, 7/01/27	655	660,319
5.00%, 7/01/35	1,120	1,129,094
Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
Los Angeles Harbor Department, RB, Series B:
5.25%, 8/01/34	$5,530	$6,309,841
5.25%, 8/01/39	2,760	3,149,215
Port of Oakland, Refunding RB, AMT, Series P, 5.00%, 5/01/26	3,000	3,448,620

		89,770,843
Utilities — 20.5%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	5,000	5,863,400
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	8,949,360
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,306,100
City of Napa California Water Revenue, RB, (AMBAC), 5.00%, 5/01/35	8,070	8,678,478
City of San Francisco California, Refunding RB, Public Utilities Water Commission, Series A, 5.25%, 11/01/31	6,280	7,244,357
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series A, 5.00%, 11/01/37	10,000	11,251,200
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	4,895	5,391,206
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,791,640
East Bay California Municipal Utility District Water System Revenue, RB, Series A (NPFGC), 5.00%, 6/01/15 (a)	10,905	10,950,038
East Bay California Municipal Utility District Water System Revenue, Refunding RB (a):
Series A (NPFGC), 5.00%, 6/01/17	4,000	4,362,680
Sub-Series A (AGM), 5.00%, 6/01/17	10,000	10,906,700
Sub-Series A (AMBAC), 5.00%, 6/01/17	3,000	3,270,690

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
East Bay Municipal Utility District, Refunding RB, Sub-Series A, 5.00%, 6/01/30	$5,000	$5,813,200
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	5,000	5,795,800
Imperial Irrigation District, Refunding RB, Electric System, 5.13%, 11/01/38	5,000	5,546,000
Los Angeles Department of Water & Power, RB, Sub-Series A-2 (AGM), 5.00%, 7/01/35	5,000	5,237,900
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/34	2,000	2,283,260
Santa Monica Community College District, GO, Series B, 5.00%, 8/01/44	5,000	5,728,550

		114,370,559
Total Municipal Bonds — 93.3%		519,484,339

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
California — 63.9%
County/City/Special District/School District — 31.9%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM), 5.00%, 8/01/37	7,925	8,452,777
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	10,000	11,170,100
County of San Luis Obispo California, Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 8/01/40	6,585	6,723,718
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	12,150	13,102,317
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	12,000	13,136,400
Election of 2001, Series A (NPFGC), 5.00%, 8/01/17	26,438	28,941,150
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Angeles Community College District California, GO (concluded):
Election of 2003, Series F-1, 5.00%, 8/01/18	$12,000	$13,532,880
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series C, 6.00%, 8/01/19 (a)	9,596	11,537,146
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,658,100
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,334,240
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/16	10,000	10,588,700
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	19,630	19,786,255
West Valley-Mission Community College District, GO, Election of 2012, Series A, 4.00%, 8/01/40	17,000	17,741,200

		177,704,983
Education — 10.5%
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,548,910
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/16 (a)	8,000	8,437,360
Series AM, 5.25%, 5/15/44	9,210	10,729,282
Series I, 5.00%, 5/15/40	11,500	13,180,495
Series O, 5.75%, 5/15/19 (a)	11,190	13,273,466

		58,169,513
Health — 3.9%
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	19,860	21,945,896
Transportation — 1.1%
City of Los Angeles California Department of Airports, RB, AMT, Senior Revenue, Series A, 5.00%, 5/15/40	5,500	6,134,150

4	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
California (continued)
Utilities — 16.5%
Anaheim Public Financing Authority, RB, Refunding:
Series A, 5.00%, 5/01/39	$6,000	$6,763,980
Series A, 5.00%, 5/01/46	13,500	15,163,065
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	4,380	4,963,635
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	8,510	9,354,192
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/17 (a)	7,990	8,710,938
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	14,652,516
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	5,029	5,448,579
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	16,216,950
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
California (concluded)
Utilities (concluded)
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	$9,277	$10,302,099

		91,575,954
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 63.9%		355,530,496
Total Long-Term Investments (Cost — $812,190,407) — 157.2%		875,014,835

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (c)(d)	1,698,054	1,698,054
Total Short-Term Securities (Cost — $1,698,054) — 0.3%		1,698,054
Total Investments (Cost — $813,888,461*) — 157.5%		876,712,889
Other Assets Less Liabilities — 1.8%		9,626,537
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.4%)		(163,338,064)
VRDP Shares, at Liquidation Value — (29.9%)		(166,500,000)

Net Assets Applicable to Common Shares — 100.0%		$556,501,362

* As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$650,054,202

Gross unrealized appreciation		$64,392,188
Gross unrealized depreciation		(1,052,822)

Net unrealized appreciation		$63,339,366

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual interest certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(c)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BIF California Municipal Money Fund	1,241,242	456,812	1,698,054	$1

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(400)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$51,350,000	$(12,994)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$875,014,835	—	$875,014,835
Short-term Securities	$1,698,054	—	—	1,698,054

Total	$1,698,054	$875,014,835	—	$876,712,889

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(12,994)	—	—	$(12,994)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015	7

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$552,000	—	—	$552,000
Liabilities:
TOB trust certificates	—	$(163,319,321)	—	(163,319,321)
VRDP Shares	—	(166,500,000)	—	(166,500,000)

Total	$552,000	$(329,819,321)	—	$(329,267,321)

During the period ended April 30, 2015, there were no transfers between levels.

8	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 22, 2015